EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2022	2023	2024
Numerator:
Net income attributable to Canadian Solar Inc.	$239,968	$274,187	$36,051
Dilutive effect of convertible notes	5,183	5,290	—
Net income attributable to Canadian Solar Inc. — diluted	$245,151	$279,477	$36,051
Denominator:
Denominator for basic calculation — weighted average common shares — basic	64,324,558	65,375,084	66,616,400
Diluted effects of share number from RSUs	586,420	546,765	323,028
Dilutive effects of share number from convertible notes	6,272,157	6,272,157	—
Denominator for diluted calculation — weighted average common shares — diluted	71,183,135	72,194,006	66,939,428
Basic earnings per share	$3.73	$4.19	$0.54
Diluted earnings per share	$3.44	$3.87	$0.54

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2022	2023	2024
RSUs and share options	9,295	48,598	241,652
Convertible notes	—	—	6,272,157